Share-Based Compensation	12 Months Ended
Dec. 31, 2014
Share-Based Compensation
Share-Based Compensation

9. Share-Based Compensation

Leju Plan

In November 2013, the Group adopted a share incentive plan (“Leju Plan”), which allows the Group to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to the Group. Under the Leju Plan, the maximum number of shares that may be issued shall be 8% of the total outstanding shares on an as-converted and fully diluted basis as of the effective date of the plan. Options have a ten-year life.

Share Options:

On December 1, 2013, the Company granted 7,192,000 options to purchase its ordinary shares to certain of the Group’s employees and E-House’s employees at an exercise price of $4.60 per share. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

On December 16, 2013, the Company granted 600,000 restricted shares to a director and an E-House employee to replace the same number of options previously granted under the Leju plan, with all other terms unchanged. The purchase price of the restricted shares is $4.60 per share, which were the exercise prices of the options that were replaced. The modification did not result in any incremental compensation expense. Cash received from the advance payment of the restricted shares are recorded as an amount due to related parties as of December 31, 2013.

In January, 2014, the Company granted 60,000 restricted shares to an E-House employee to replace the same number of options previously granted under the Leju plan, with all other terms unchanged. The purchase price of the restricted shares is $4.60 per share, which were the exercise prices of the options that were replaced. The modification did not result in any incremental compensation expense. Cash received from the advance payment of the restricted shares are recorded as an amount due to related parties.

The Company has used the binomial model to estimate the fair value of the options granted under the Leju Plan. The fair value per option was estimated at the date of grant using the following assumptions:

2013
Risk-free rate of return	2.98%
Contractual life of option	10 years
Estimated volatility rate	56.74%
Dividend yield	0.00%

A summary of option activity under the Leju Plan during the year ended December 31, 2014 is presented below:

	Number of Options	Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$
Outstanding, as of January 1, 2014	6,592,000	4.60		—
Granted
Replaced by Restricted Share	(60,000)	4.60
Exercised	(266,201)	4.60		1,668,693
Forfeited	(132,000)	4.60
Outstanding, as of December 31, 2014	6,133,799	4.60	8.92	37,784,202
Vested and expected to vest as of December 31, 2014	5,943,719	4.60	8.92	36,613,309
Exercisable as of December 31, 2014	1,867,132	4.60	8.92	11,501,535

The grant-date fair value of the options granted in December 2013 was $2.21 per share. For the year ended December 31, 2013 and 2014, the Company recorded compensation expenses of $289,649 and $3,464,140 for the share options granted to the Group’s employees and recorded deemed distribution to E-House of $92,225 and $1,061,412 for the share options granted to E-House’s employees, respectively.

As of December 31, 2014, there was $8,676,222 of total unrecognized compensation expense related to unvested share options granted under the Leju Plan. That cost is expected to be recognized over a weighted-average period of 1.92 years.

Restricted Shares:

On March 18, 2014, the Company granted 866,000 restricted shares to certain employees, directors and officers, under the terms of each restricted shares, restricted shares vest over three years. On August 21, 2014, the Company granted 229,400 restricted shares to certain employees and officers, under the terms of each restricted shares, restricted shares vest over eight months.

A summary of restricted share activity under the Leju Plan during the year ended December 31, 2014 is presented below:

	Number of Restricted Shares	Grant-date Fair Value
		$
Outstanding, as of January 1, 2014	600,000	2.21
Granted	1,095,400	12.37
Converted from option	60,000	2.21
Vested	(220,000)	2.21
Forfeited	(8,800)	16.25
Outstanding, as of December 31, 2014	1,526,600	9.42

The total fair value of restricted shares vested in 2012, 2013 and 2014 was nil, nil and $486,200, respectively.

For the years ended December 31, 2013 and 2014, the Company recorded compensation expenses of $20,855 and $4,881,656 for the restricted shares granted to the Group’s employees and recorded deemed distribution to E-House of $13,903 and $41,570 for the share options granted to E-House’s employees, respectively.

As of December 31, 2014, there was $9,699,247 of total unrecognized compensation expense related to unvested restricted shares granted under the Leju Plan. That cost is expected to be recognized over a weighted-average period of 1.88 years.

E-House’s Share Incentive Plan (the “E-House Plan”)

In 2006, E-House Holdings adopted the E-House Plan, which allows E-House Holdings to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to E-house. Under the E-House Plan, E-House Holdings authorized 3,636,364 ordinary shares, or 5% of the then total shares outstanding, to grant as options or restricted shares over a three-year period. In October 2010, E-House Holdings authorized an increase of 4,013,619 ordinary shares to the award pool. In November 2012, E-House Holdings further authorized an increase of 1,273,000 ordinary shares to the award pool. In August, 2013, E-House Holdings authorized an increase of 6,644,659 ordinary shares to the award pool. Options have a ten-year life. Share options granted under the E-House Plan can be settled by the employee either by cash or net settled by shares.

Share Options:

In connection with its merger with CRIC in 2012, E-House Holdings exchanged 15,107,745 of its options (“E-House Replacement Options”) at an exercise prices from $0.72 to $8.99 under E-House plan for 16,975,028 of options granted under CRIC plan at an exercise prices from $0.64 to $8.00 (“CRIC Replaced Options”), with other terms unchanged. As a result, CRIC’s Share Incentive Plan (the “CRIC Plan”) merged into the E-House Plan and ceased to exist on its own. The incremental compensation cost of $289,930 was measured as the excess of the fair value of the E-House Replacement Options over the fair value of the CRIC Replaced Options at the exchange date.

E-House Holdings used the binomial model to estimate the fair value of both the E-House Replacement Options and CRIC Replaced Options using the following assumptions:

	E-House	CRIC
	Replacement	Replaced
	Options	Options
Average risk-free rate of return	2.62%	2.62%
Contractual life of option	7.53 years	7.53 years
Average estimated volatility rate	50.42%	54.21%
Average dividend yield	2.03%	—

On May 9, 2012, 396,050 outstanding options granted from September 24, 2009 to October 10, 2011 held by 3 directors of CRIC were modified to be fully vested on the modification date, with other terms unchanged. The unrecognized compensation cost from the initial grant date was immediately expensed.

On May 29, 2012, the exercise price of 4,211,879 outstanding options, previously granted from July 15, 2009 to March 10, 2011, held by 394 employees was reduced from between $6.75 and $8.99 to $5.34, with other terms unchanged. In connection with the above modifications, incremental compensation cost was measured as the excess of the fair value of the modified options over the fair value of the original options immediately before their terms were modified, measured based on the share price and other pertinent factors at the modification date. Total incremental compensation cost was $1,811,935.

E-House Holdings used the binomial model to estimate the fair value of the modified options using the following assumptions:

2012
Average risk-free rate of return	2.78%
Contractual life of option	8.02 years
Average estimated volatility rate	62.23%
Average dividend yield	2.45%

E-House Holdings recorded compensation expense of $17,157,015, $12,817,935 and $5,950,940 for the years ended December 31, 2012, 2013 and 2014, respectively. During the years ended December 31, 2012, 2013 and 2014, 194,721, 4,596,761 and 3,446,585 options were exercised having a total intrinsic value of $436,259, $25,248,554and $23,679,729, respectively.

A summary of option activity under the E-House Plan during the year ended December 31, 2014 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
Outstanding, as of January 1, 2014	12,949,951	4.25		140,247,969
Exercised	(3,446,585)	3.49		23,679,729
Forfeited	(26,662)	4.94
Outstanding, as of December 31, 2014	9,476,704	4.52	5.58	25,776,635
Vested and expected to vest as of December 31, 2014	9,476,704	4.52	5.58	25,776,635
Exercisable as of December 31, 2014	9,476,704	4.52	5.58	25,776,635

As of December 31, 2014, there is no unrecognized compensation expense related to unvested share options granted under the E-House Plan.

Restricted Shares:

E-House Holdings granted 1,273,000, 1,303,000 and1,439,000 restricted shares to certain employees, directors and officers in 2012, 2013 and 2014 respectively. Under the terms of each restricted shares, restricted shares vest over three years.

In connection with its merger with CRIC, E-House Holdings exchanged 77,875 of its restricted shares (“E-House Replacement Restricted Shares”) at an exercise prices from $3.38 to $6.75 under E-House plan for 87,500 of restricted shares granted under CRIC plan at an exercise prices from $3.00 to $6.00 (“CRIC Replaced Restricted Shares”), with other terms unchanged. No incremental compensation cost was recognized from the exchange.

	E-House	CRIC
	Replacement	Replacement
	Restricted	Restricted
	Shares	Shares
Average risk-free rate of return	2.43%	2.43%
Contractual life of option	0.85 years	0.85 years
Average estimated volatility rate	50.42%	54.21%
Average dividend yield	2.03%	—

A summary of restricted share activity under the E-House Plan during the year ended December 31, 2014 is presented below:

	Number of Restricted Shares	Weighted Average Grant-date Fair Value
		$
Unvested as of January 1, 2014	2,151,684	7.77
Granted	1,439,000	8.72
Vested	(860,301)	7.08
Forfeited	(33,334)	7.78
Unvested as of December 31, 2014	2,697,049	8.50

The total fair value of restricted shares vested in 2012, 2013 and 2014 was $9,127,103, $5,612,379 and $6,094,602, respectively.

As of December 31, 2014, there was $20,310,709 of total unrecognized compensation expense related to restricted shares granted under the E-House Plan. That cost is expected to be recognized over a weighted-average period of 2.43 years.

E-House Holdings recorded compensation expense of $9,348,941, $5,668,460 and $6,174,583, for the years ended December 31, 2012 and 2013 and 2014, respectively, related to restricted shares.

CRIC Plan

On September 9, 2008, CRIC adopted the CRIC Plan to provide additional incentives to employees, directors and consultants who render services to CRIC. Under the CRIC Plan, the maximum number of shares that may be issued shall be 15% of the total outstanding shares of CRIC on an as-converted basis assuming all options outstanding were converted into shares as of the effective date of the CRIC Plan, plus an additional number of shares to be added on each of the third, sixth and ninth anniversary of the effective date of the CRIC Plan.

In April 2012, all the options and restricted shares granted under the CRIC Plan were replaced by E-House’s options and restricted shares under E-House plan. After that, there was no compensation cost of the options and restricted shares under CRIC Plan.

Share Options:

CRIC recorded compensation expense of $8,532,772 for the year ended 2012.

The total intrinsic value of options under CRIC Plan exercised was $750,115, during the year ended December 31, 2012.

Restricted Shares:

The Group recorded compensation expense of $54,688 for CRIC restricted shares granted to the E-House’s employee for the year ended December 31, 2012.

The total fair value of restricted shares vested was $130,000 during the year ended December 31, 2012.

Share-based compensation expenses under E-House Plan and CRIC Plan allocated to the Group

The share-based compensation expense under E-House Plan and CRIC Plan allocated to the Group was $14,570,467, $6,000,438 and $572,340 for the years ended December 31, 2012, 2013 and the period from January 1, 2014 to the IPO date, respectively. These expenses are part of the selling, general and administrative expenses allocated from E-House, which were waived and have been reflected as capital contributions as of the date such expenses were originally allocated. Subsequent to the IPO, E-House began charging the Group transitional corporate service fees, $1,857,996 share-based compensation expense under E-House Plan and CRIC Plan were charged to Leju from the IPO date to December 31, 2014. (See Note 13)

Other Equity Compensation

In September 2014, the Group acquired noncontrolling interests from certain employee shareholders. The price premium paid over the fair value of the ordinary shares amounting $4,276,810 was recorded as share-based compensation costs and to be amortized over the required two-year service period (See Note 3). $534,601 stock compensation expense was recognized for the year ended December 31, 2014. As of December 31, 2014, there was $3,742,209 of total unrecognized compensation expense related to this compensation agreement.